Other Non-Current Assets (Details) $ in Millions	1 Months Ended
	Jan. 31, 2026 rig	Dec. 31, 2025 USD ($) rig	Jun. 30, 2026 USD ($)
Disaggregation of Revenue [Line Items]
Deferred tax asset, net		$ 22.3	$ 23.0
Deferred costs (see Note 5 - Contracts with Customers)		29.4	21.8
Deferred finance charges		2.1	4.5
Deposit for acquisition of jack-up rigs		36.0	0.0
Accrued revenue		9.9	0.0
Other		1.0	1.6
Other non-current assets		$ 100.7	$ 50.9
Number of jack up rigs acquired | rig	2
Noble Corporation
Disaggregation of Revenue [Line Items]
Number of jack up rigs acquired | rig	5	5